Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST II
BlackRock Flexible Income ETF
(the “Fund”)
Supplement dated July 24, 2023 (the “Supplement”) to the Fund’s
Summary Prospectus and Prospectus, each dated May 15, 2023, as supplemented to date
The following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:
The second paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies” and the second paragraph of the section of the Prospectus entitled “Fund Overview of BlackRock Flexible Income ETF — Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund may invest up to 20% of its assets in U.S.-domiciled, U.S.-registered dollar-denominated investment grade corporate bonds, U.S. Treasury securities, U.S. agency securities and U.S. agency mortgage-backed securities. The Fund may invest without limit in securities rated below investment grade or which are deemed to be of comparable quality by Fund management (“high yield” or “junk” bonds) at the time of purchase. Fund management considers split rated bonds (bonds that receive different ratings from two or more rating agencies) to have the lower credit rating.

BlackRock Flexible Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST II
BlackRock Flexible Income ETF
(the “Fund”)
Supplement dated July 24, 2023 (the “Supplement”) to the Fund’s
Summary Prospectus and Prospectus, each dated May 15, 2023, as supplemented to date
The following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:
The second paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies” and the second paragraph of the section of the Prospectus entitled “Fund Overview of BlackRock Flexible Income ETF — Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund may invest up to 20% of its assets in U.S.-domiciled, U.S.-registered dollar-denominated investment grade corporate bonds, U.S. Treasury securities, U.S. agency securities and U.S. agency mortgage-backed securities. The Fund may invest without limit in securities rated below investment grade or which are deemed to be of comparable quality by Fund management (“high yield” or “junk” bonds) at the time of purchase. Fund management considers split rated bonds (bonds that receive different ratings from two or more rating agencies) to have the lower credit rating.